Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements of Generational Alpha, Inc. and its subsidiaries (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2018 are not necessarily indicative of the results that may be expected for the year ending December 31, 2018.

History and Organization

Generation Alpha, Inc. (the “Company”) was originally incorporated under the laws of the State of Nevada on March 2, 2007 as Cinjet, Inc. (“Cinjet”). Effective September 1, 2015, Cinjet changed its corporate name to Solis Tek Inc (“Solis Tek”). Effective September 25, 2018, Solis Tek changed its corporate name to Generation Alpha, Inc. On June 23, 2015, the Company entered into an Agreement of Merger and Plan of Reorganization (the “Agreement”) with Solis Tek Inc., a California corporation (“STI”), and CJA Acquisition Corp., a California corporation and a wholly owned subsidiary of the Company (“Merger Sub”), providing for the merger of Merger Sub with and into STI (the “Merger”), with STI surviving the Merger as a wholly-owned subsidiary of the Company. The Merger was accounted for as a recapitalization of the Company with STI being deemed the accounting acquirer.

Overview of Business

The Company is a vertically integrated technology innovator, developer, manufacturer and distributor focused on bringing products and solutions to commercial and retail cannabis growers in both the medical and adult use recreational space in legal markets across the U.S. For nearly a decade, growers have used the Company’s lighting solutions to increase yield, lower costs and grow better to maximize their return on investment. More recently, the Company’s Zelda Horticulture nutrient division has provided an expanding product mix to the Company’s offerings. The Company’s lighting and nutrient customers include retail stores, distributors and commercial growers in the United States and abroad. In early 2018, the Company announced its expansion into the “touch-the-plant” side of the cannabis business with its present build-out of an existing facility in Phoenix, Arizona to be utilized as both a cultivation site and processing platform. This operation is under a contract with an Arizona licensee and is expected to be revenue generating in early 2019.

Going Concern

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying condensed consolidated financial statements, during the six months ended June 30, 2018, the Company incurred an operating loss of $10,068,339, used cash in operations of $2,315,672 and had a shareholders’ deficit of $338,018 as of June 30, 2018. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. In addition, the Company’s independent registered public accounting firm, in its report on the Company’s December 31, 2017 consolidated financial statements, raised substantial doubt about the Company’s ability to continue as a going concern.

At June 30, 2018, the Company had cash on hand in the amount of $2,843,996. On April 16, 2018, the Company entered in a Standby Equity Distribution Agreement (“SEDA”) that may provide it with additional funds (See Note 12). Management estimates that the current funds on hand will be sufficient to continue operations through December 2018. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on its operations, in the case of debt financing or cause substantial dilution for the Company’s shareholders, in case of equity financing.

NOTE 1 – BASIS OF PRESENTATION

History and Organization

Solis Tek, Inc. (the “Company”) was originally incorporated under the laws of the State of Nevada on March 2, 2007 as Cinjet, Inc. (“Cinjet”). Effective September 1, 2015, Cinjet changed its corporate name to Solis Tek Inc. On June 23, 2015, the Company entered into an Agreement of Merger and Plan of Reorganization (the “Agreement”) with Solis Tek, Inc., a California corporation (“STI”), and CJA Acquisition Corp., a California corporation and a wholly owned subsidiary of the Company (“Merger Sub”), providing for the merger of Merger Sub with and into STI (the “Merger”), with STI surviving the Merger as a wholly-owned subsidiary of the Company. The Merger was accounted for as a recapitalization of the Company with STI being deemed the accounting acquirer.

Overview of Business

The Company is an importer, distributer and marketer of digital lighting equipment and manufacturer of nutrient products for the hydroponics industry. Using certain of its proprietary technologies, the Company provides innovative light spectrum aptitudes with its ballast, reflector and lamp products. The Company additionally has a line of nutrients under the Zelda brand for sale to the same supply chain channel as its lighting products. The Company’s customers include retail stores, distributors and commercial growers in the United States and abroad.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, during the year ended December 31, 2017, the Company incurred a net loss of $14,021,728 and used cash in operations of $2,060,576 and had a stockholders’ deficit of $6,326,189 as of December 31, 2017. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

At December 31, 2017, the Company had cash on hand in the amount of $967,943. The Company raised an additional $4,505,000 from January 2018 through June 2018 through the sale of its debt and equity securities (see Note 13). Management estimates that the current funds on hand will be sufficient to continue operations through December 2018. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stock holders, in case or equity financing.